UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2008

1.800351.104

NFY-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,113
New York - 93.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,098
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,202
5.25% 11/1/17	1,400	1,535
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured)	2,965	3,247
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	529
Series A2, 5% 8/1/11	750	789
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,744
5% 9/1/16 (FGIC Insured)	1,680	1,747
5% 9/1/17 (FGIC Insured)	1,000	1,034
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,742
5.75% 5/1/19 (FSA Insured)	1,500	1,633
5.75% 5/1/20 (FSA Insured)	1,400	1,524
5.75% 5/1/21 (FSA Insured)	1,755	1,910
5.75% 5/1/22 (FSA Insured)	4,900	5,332
5.75% 5/1/23 (FSA Insured)	1,000	1,088
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,647
5.75% 5/1/19 (FSA Insured)	5,000	5,521
5.75% 5/1/23 (FSA Insured)	9,620	10,503
5.75% 5/1/25 (FSA Insured)	2,000	2,170
5.75% 5/1/26 (FSA Insured)	8,985	9,726
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,493
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,611
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,086
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (b)	7,000	6,975
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B, 5% 12/1/35	$ 3,000	$ 3,024
Series C, 5% 9/1/35	5,000	5,040
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,637
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	160	161
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,160
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,176
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,171
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,201
5.5% 7/1/23 (MBIA Insured)	5,000	5,294
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,053
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,547
5% 8/1/13	1,650	1,697
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,049
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	102
Series 2001 B, 5.875% 11/1/11	700	717
Series 2001 C, 5.625% 11/1/10	395	396
Series 2001 D, 5.625% 11/1/10	1,225	1,295
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,167
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,197
Series 2000 A, 6.5% 5/15/11	195	211
Series 2002 A, 5.75% 8/1/14	5,000	5,448
Series 2002 B, 5.75% 8/1/15	3,500	3,800
Series 2002 C, 5.5% 8/1/13	10,500	11,476
Series 2003 A:
5.5% 8/1/14	3,205	3,508
5.5% 8/1/20 (MBIA Insured)	7,000	7,512
Series 2003 E, 5.25% 8/1/14	3,390	3,670
Series 2004 B, 5.25% 8/1/15	9,855	10,716
Series 2005 F, 5.25% 8/1/12	2,000	2,124
Series 2005 F1, 5.25% 9/1/14	3,000	3,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/15	$ 8,220	$ 8,914
5.25% 8/1/16	9,010	9,920
5.625% 8/1/13 (MBIA Insured)	3,000	3,279
Series A:
5% 8/1/19	3,000	3,146
5.25% 11/1/14 (MBIA Insured)	1,350	1,443
Series B:
5.75% 8/1/14	3,000	3,269
6.5% 8/15/11	1,000	1,106
Series C, 5% 1/1/15	7,000	7,558
Series D, 5.25% 8/1/13	135	137
Series D1, 5.125% 12/1/23	5,000	5,245
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,728
Series I-1, 5% 4/1/17	7,215	7,730
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,853
5.5% 6/1/19	2,395	2,564
Series O, 5% 6/1/22	5,000	5,159
5.5% 6/1/20 (AMBAC Insured)	6,000	6,429
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,794
5.5% 2/15/17 (FSA Insured)	3,000	3,204
5.5% 2/15/18 (FSA Insured)	2,500	2,667
5.5% 2/15/19 (FSA Insured)	1,250	1,329
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	530
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,311
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,028
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	16,858
Series 2003 E, 5% 6/15/34	2,000	2,025
Series 2005 D:
5% 6/15/37	16,090	16,330
5% 6/15/38	20,050	20,336
5% 6/15/39	2,800	2,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5% 6/15/32	$ 5,000	$ 5,043
5.125% 6/15/34 (MBIA Insured)	4,200	4,283
5.375% 6/15/15 (FGIC Insured)	7,000	7,515
Series AA, 5% 6/15/27	10,000	10,340
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,827
Series E, 5% 6/15/38	2,975	3,007
Series G:
5.125% 6/15/32	3,000	3,041
5.125% 6/15/32 (FGIC Insured)	4,750	4,828
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,029
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,163
Series 2003 D:
5% 2/1/31	20,025	20,310
5.25% 2/1/17 (MBIA Insured)	9,385	10,113
5.25% 2/1/19 (MBIA Insured)	8,075	8,618
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,786
5.25% 2/1/17 (FGIC Insured)	5,975	6,358
Series 2004 C:
5% 2/1/28	15,000	15,329
5% 2/1/33 (FGIC Insured)	7,350	7,467
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,222
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,076
5.25% 8/1/19	3,000	3,205
Series C, 5.375% 2/1/17	1,000	1,057
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,323
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,261
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	48,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	$ 7,025	$ 7,875
Series 2006 C, 5% 12/15/31	10,000	10,253
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	99
6% 7/1/10 (Escrowed to Maturity) (d)	225	242
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,491
5.75% 7/1/13 (AMBAC Insured)	3,000	3,224
Series C, 7.5% 7/1/10	3,880	4,074
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,156
6% 7/1/21 (MBIA Insured)	2,500	2,942
(Columbia Univ. Proj.) 5% 7/1/38	5,000	5,156
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,241
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,600	2,672
5.85% 8/1/40	9,500	9,770
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	2,993
Series B, 6% 7/1/14	2,635	2,851
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/11	1,365	1,382
5% 7/1/13	1,930	1,950
5% 7/1/14	2,510	2,527
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,255
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	798
5.5% 7/1/19 (AMBAC Insured)	1,705	1,803
5.5% 7/1/20 (AMBAC Insured)	860	909
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,619
5.75% 7/1/27 (MBIA Insured)	11,000	12,498
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,049
5% 5/1/21	1,315	1,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
5.5% 11/1/14 (MBIA Insured)	$ 1,500	$ 1,676
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12 (a)	3,125	3,198
6.125% 12/1/29 (a)	1,000	1,002
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,628
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,592
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,798
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	542
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	19,595
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,712
Series B, 7.5% 5/15/11	1,360	1,490
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,272
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,156
6% 7/1/15	1,160	1,220
6% 7/1/16	1,230	1,289
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	531
5.375% 7/1/16 (AMBAC Insured)	670	708
5.375% 7/1/17 (AMBAC Insured)	370	390
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,213
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,476
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,120
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,015
6% 10/1/29 (MBIA Insured)	5,600	6,046
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,607
5.25% 7/1/21 (MBIA Insured)	1,745	1,872
5.25% 7/1/22 (MBIA Insured)	1,835	1,960
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,102
Series A:
5% 7/1/08	1,000	1,002
5% 7/1/10	1,000	1,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/12	$ 1,530	$ 1,549
5% 7/1/18	3,000	3,215
5% 7/1/39	16,505	16,596
5.5% 5/15/20 (AMBAC Insured)	13,000	14,635
Series B:
5.25%, tender 5/15/12 (b)	10,415	11,118
6%, tender 5/15/12 (b)	11,000	12,077
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	537
Series 2002 D:
5% 6/15/20	20,150	21,210
5.125% 6/15/31	6,900	7,083
5.375% 6/15/19	5,250	5,605
Series 2002 G, 5.25% 10/15/20	1,255	1,312
Series 2003 C, 5.25% 7/15/17	2,410	2,582
Series 2004 F, 5% 6/15/34	4,825	4,942
(Pooled Fing. Prog.) Series I, 5.25% 9/15/17	2,395	2,572
Series 2004 D, 5% 2/15/34	12,150	12,451
Series B, 5.5% 10/15/21	3,985	4,562
Series C:
5% 6/15/19	815	824
5.25% 6/15/16	3,500	3,696
Series F:
4.875% 6/15/18	1,735	1,755
4.875% 6/15/20	2,175	2,199
5% 6/15/15	1,295	1,310
5.25% 6/15/13	1,575	1,594
Series I, 5% 6/15/24	2,000	2,077
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,203
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,185
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,941
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,405
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	$ 15,000	$ 15,396
Series A:
5.5% 11/15/18 (AMBAC Insured)	2,000	2,245
5.5% 11/15/19 (FGIC Insured)	5,000	5,633
5.75% 11/15/32	10,000	10,587
Series B:
5% 11/15/26	8,185	8,365
5% 11/15/28	6,475	6,573
5% 11/15/35 (MBIA Insured)	3,300	3,341
5.25% 11/15/18 (FGIC Insured)	4,000	4,258
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,238
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,240
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,668
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,864
5.25% 1/1/27 (FSA Insured)	6,570	6,926
Series 2007 H:
5% 1/1/25 (FGIC Insured)	13,000	13,597
5% 1/1/26 (FGIC Insured)	4,000	4,168
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,761
Series B:
5% 4/1/27	10,000	10,349
5.5% 4/1/20 (AMBAC Insured)	44,375	50,173
New York Thruway Auth. Personal Income Tax Rev. Series A:
5.25% 3/15/24	4,180	4,486
5.25% 3/15/26	12,080	12,870
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,527
5.5% 4/1/15	6,200	6,658
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	110	118
5.5%, tender 1/1/11 (b)	1,880	1,986
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	$ 5,000	$ 5,661
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,094
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,533
5% 1/1/24 (FSA Insured)	5,975	6,297
Series A1, 5% 12/15/26	10,000	10,434
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	119
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	115
7.5% 3/1/16 (MBIA Insured)	970	1,218
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,403
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,053
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,117
Series B, 5.25% 12/1/32	680	644
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,086
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,383
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,187
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,366
5.25% 6/1/22 (AMBAC Insured)	5,300	5,449
5.5% 6/1/14	13,125	13,354
5.5% 6/1/15	6,700	6,917
5.5% 6/1/16	17,500	18,016
5.5% 6/1/17	7,000	7,262
5.5% 6/1/18 (MBIA Insured)	3,000	3,169
5.5% 6/1/19	4,600	4,840
Series C1:
5% 6/1/11	3,280	3,286
5.5% 6/1/14	3,000	3,052
5.5% 6/1/15	11,800	12,181
5.5% 6/1/16	10,000	10,429
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/17	$ 5,700	$ 5,913
5.5% 6/1/18	3,800	3,973
5.5% 6/1/19	13,700	14,416
5.5% 6/1/20	16,000	16,755
5.5% 6/1/21	12,070	12,556
5.5% 6/1/22	9,700	10,059
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,479
Series 2002 A, 5.25% 1/1/19	1,100	1,155
Series 2005 A, 5.125% 1/1/22	5,290	5,459
Series 2007 A, 5% 11/15/27	6,410	6,661
Series A:
5% 1/1/32	3,010	3,045
5% 1/1/32 (MBIA Insured)	1,455	1,476
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,215
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,215
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,725
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	325	335
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,121
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,205	3,855
5% 11/15/37	15,000	15,356
5.25% 11/15/38	12,500	13,136
5.5% 11/15/19 (MBIA Insured)	1,000	1,141
		1,475,178
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,041
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	4,175	4,132
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,617
134th Series, 5% 1/15/39	10,000	10,146
138th Series, 5% 12/1/13 (FGIC Insured) (c)	4,500	4,785
141st Series, 5% 9/1/18 (AMBAC Insured) (c)	6,045	6,273
85th Series, 5.375% 3/1/28	6,205	6,712
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,621
		48,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.3%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.):
Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	$ 4,150	$ 4,439
Series A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,375
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,120
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,435	2,412
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,061
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,589
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,079
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,090
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,315
		21,480
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,541,883)	1,546,098
NET OTHER ASSETS - 1.7%	26,554
NET ASSETS - 100%	$ 1,572,652
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	$ 554
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,546,098	$ -	$ 1,546,098	$ -
Other Financial Instruments*	$ 554	$ -	$ 554	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,541,715,000. Net unrealized appreciation aggregated $4,383,000, of which $18,406,000 related to appreciated investment securities and $14,023,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ® New York Municipal
Income Fund

1.815813.103

ASNM-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,113
New York - 93.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,098
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,202
5.25% 11/1/17	1,400	1,535
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured)	2,965	3,247
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	529
Series A2, 5% 8/1/11	750	789
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,744
5% 9/1/16 (FGIC Insured)	1,680	1,747
5% 9/1/17 (FGIC Insured)	1,000	1,034
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,742
5.75% 5/1/19 (FSA Insured)	1,500	1,633
5.75% 5/1/20 (FSA Insured)	1,400	1,524
5.75% 5/1/21 (FSA Insured)	1,755	1,910
5.75% 5/1/22 (FSA Insured)	4,900	5,332
5.75% 5/1/23 (FSA Insured)	1,000	1,088
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,647
5.75% 5/1/19 (FSA Insured)	5,000	5,521
5.75% 5/1/23 (FSA Insured)	9,620	10,503
5.75% 5/1/25 (FSA Insured)	2,000	2,170
5.75% 5/1/26 (FSA Insured)	8,985	9,726
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,493
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,611
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,086
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (b)	7,000	6,975
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B, 5% 12/1/35	$ 3,000	$ 3,024
Series C, 5% 9/1/35	5,000	5,040
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,637
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	160	161
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,160
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,176
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,171
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,201
5.5% 7/1/23 (MBIA Insured)	5,000	5,294
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,053
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,547
5% 8/1/13	1,650	1,697
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,049
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	102
Series 2001 B, 5.875% 11/1/11	700	717
Series 2001 C, 5.625% 11/1/10	395	396
Series 2001 D, 5.625% 11/1/10	1,225	1,295
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,167
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,197
Series 2000 A, 6.5% 5/15/11	195	211
Series 2002 A, 5.75% 8/1/14	5,000	5,448
Series 2002 B, 5.75% 8/1/15	3,500	3,800
Series 2002 C, 5.5% 8/1/13	10,500	11,476
Series 2003 A:
5.5% 8/1/14	3,205	3,508
5.5% 8/1/20 (MBIA Insured)	7,000	7,512
Series 2003 E, 5.25% 8/1/14	3,390	3,670
Series 2004 B, 5.25% 8/1/15	9,855	10,716
Series 2005 F, 5.25% 8/1/12	2,000	2,124
Series 2005 F1, 5.25% 9/1/14	3,000	3,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/15	$ 8,220	$ 8,914
5.25% 8/1/16	9,010	9,920
5.625% 8/1/13 (MBIA Insured)	3,000	3,279
Series A:
5% 8/1/19	3,000	3,146
5.25% 11/1/14 (MBIA Insured)	1,350	1,443
Series B:
5.75% 8/1/14	3,000	3,269
6.5% 8/15/11	1,000	1,106
Series C, 5% 1/1/15	7,000	7,558
Series D, 5.25% 8/1/13	135	137
Series D1, 5.125% 12/1/23	5,000	5,245
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,728
Series I-1, 5% 4/1/17	7,215	7,730
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,853
5.5% 6/1/19	2,395	2,564
Series O, 5% 6/1/22	5,000	5,159
5.5% 6/1/20 (AMBAC Insured)	6,000	6,429
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,794
5.5% 2/15/17 (FSA Insured)	3,000	3,204
5.5% 2/15/18 (FSA Insured)	2,500	2,667
5.5% 2/15/19 (FSA Insured)	1,250	1,329
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	530
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,311
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,028
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	16,858
Series 2003 E, 5% 6/15/34	2,000	2,025
Series 2005 D:
5% 6/15/37	16,090	16,330
5% 6/15/38	20,050	20,336
5% 6/15/39	2,800	2,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5% 6/15/32	$ 5,000	$ 5,043
5.125% 6/15/34 (MBIA Insured)	4,200	4,283
5.375% 6/15/15 (FGIC Insured)	7,000	7,515
Series AA, 5% 6/15/27	10,000	10,340
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,827
Series E, 5% 6/15/38	2,975	3,007
Series G:
5.125% 6/15/32	3,000	3,041
5.125% 6/15/32 (FGIC Insured)	4,750	4,828
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,029
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,163
Series 2003 D:
5% 2/1/31	20,025	20,310
5.25% 2/1/17 (MBIA Insured)	9,385	10,113
5.25% 2/1/19 (MBIA Insured)	8,075	8,618
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,786
5.25% 2/1/17 (FGIC Insured)	5,975	6,358
Series 2004 C:
5% 2/1/28	15,000	15,329
5% 2/1/33 (FGIC Insured)	7,350	7,467
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,222
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,076
5.25% 8/1/19	3,000	3,205
Series C, 5.375% 2/1/17	1,000	1,057
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,323
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,261
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	48,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	$ 7,025	$ 7,875
Series 2006 C, 5% 12/15/31	10,000	10,253
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	99
6% 7/1/10 (Escrowed to Maturity) (d)	225	242
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,491
5.75% 7/1/13 (AMBAC Insured)	3,000	3,224
Series C, 7.5% 7/1/10	3,880	4,074
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,156
6% 7/1/21 (MBIA Insured)	2,500	2,942
(Columbia Univ. Proj.) 5% 7/1/38	5,000	5,156
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,241
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,600	2,672
5.85% 8/1/40	9,500	9,770
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	2,993
Series B, 6% 7/1/14	2,635	2,851
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/11	1,365	1,382
5% 7/1/13	1,930	1,950
5% 7/1/14	2,510	2,527
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,255
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	798
5.5% 7/1/19 (AMBAC Insured)	1,705	1,803
5.5% 7/1/20 (AMBAC Insured)	860	909
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,619
5.75% 7/1/27 (MBIA Insured)	11,000	12,498
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,049
5% 5/1/21	1,315	1,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
5.5% 11/1/14 (MBIA Insured)	$ 1,500	$ 1,676
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12 (a)	3,125	3,198
6.125% 12/1/29 (a)	1,000	1,002
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,628
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,592
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,798
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	542
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	19,595
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,712
Series B, 7.5% 5/15/11	1,360	1,490
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,272
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,156
6% 7/1/15	1,160	1,220
6% 7/1/16	1,230	1,289
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	531
5.375% 7/1/16 (AMBAC Insured)	670	708
5.375% 7/1/17 (AMBAC Insured)	370	390
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,213
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,476
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,120
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,015
6% 10/1/29 (MBIA Insured)	5,600	6,046
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,607
5.25% 7/1/21 (MBIA Insured)	1,745	1,872
5.25% 7/1/22 (MBIA Insured)	1,835	1,960
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,102
Series A:
5% 7/1/08	1,000	1,002
5% 7/1/10	1,000	1,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/12	$ 1,530	$ 1,549
5% 7/1/18	3,000	3,215
5% 7/1/39	16,505	16,596
5.5% 5/15/20 (AMBAC Insured)	13,000	14,635
Series B:
5.25%, tender 5/15/12 (b)	10,415	11,118
6%, tender 5/15/12 (b)	11,000	12,077
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	537
Series 2002 D:
5% 6/15/20	20,150	21,210
5.125% 6/15/31	6,900	7,083
5.375% 6/15/19	5,250	5,605
Series 2002 G, 5.25% 10/15/20	1,255	1,312
Series 2003 C, 5.25% 7/15/17	2,410	2,582
Series 2004 F, 5% 6/15/34	4,825	4,942
(Pooled Fing. Prog.) Series I, 5.25% 9/15/17	2,395	2,572
Series 2004 D, 5% 2/15/34	12,150	12,451
Series B, 5.5% 10/15/21	3,985	4,562
Series C:
5% 6/15/19	815	824
5.25% 6/15/16	3,500	3,696
Series F:
4.875% 6/15/18	1,735	1,755
4.875% 6/15/20	2,175	2,199
5% 6/15/15	1,295	1,310
5.25% 6/15/13	1,575	1,594
Series I, 5% 6/15/24	2,000	2,077
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,203
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,185
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,941
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,405
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	$ 15,000	$ 15,396
Series A:
5.5% 11/15/18 (AMBAC Insured)	2,000	2,245
5.5% 11/15/19 (FGIC Insured)	5,000	5,633
5.75% 11/15/32	10,000	10,587
Series B:
5% 11/15/26	8,185	8,365
5% 11/15/28	6,475	6,573
5% 11/15/35 (MBIA Insured)	3,300	3,341
5.25% 11/15/18 (FGIC Insured)	4,000	4,258
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,238
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,240
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,668
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,864
5.25% 1/1/27 (FSA Insured)	6,570	6,926
Series 2007 H:
5% 1/1/25 (FGIC Insured)	13,000	13,597
5% 1/1/26 (FGIC Insured)	4,000	4,168
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,761
Series B:
5% 4/1/27	10,000	10,349
5.5% 4/1/20 (AMBAC Insured)	44,375	50,173
New York Thruway Auth. Personal Income Tax Rev. Series A:
5.25% 3/15/24	4,180	4,486
5.25% 3/15/26	12,080	12,870
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,527
5.5% 4/1/15	6,200	6,658
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	110	118
5.5%, tender 1/1/11 (b)	1,880	1,986
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	$ 5,000	$ 5,661
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,094
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,533
5% 1/1/24 (FSA Insured)	5,975	6,297
Series A1, 5% 12/15/26	10,000	10,434
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	119
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	115
7.5% 3/1/16 (MBIA Insured)	970	1,218
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,403
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,053
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,117
Series B, 5.25% 12/1/32	680	644
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,086
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,383
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,187
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,366
5.25% 6/1/22 (AMBAC Insured)	5,300	5,449
5.5% 6/1/14	13,125	13,354
5.5% 6/1/15	6,700	6,917
5.5% 6/1/16	17,500	18,016
5.5% 6/1/17	7,000	7,262
5.5% 6/1/18 (MBIA Insured)	3,000	3,169
5.5% 6/1/19	4,600	4,840
Series C1:
5% 6/1/11	3,280	3,286
5.5% 6/1/14	3,000	3,052
5.5% 6/1/15	11,800	12,181
5.5% 6/1/16	10,000	10,429
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/17	$ 5,700	$ 5,913
5.5% 6/1/18	3,800	3,973
5.5% 6/1/19	13,700	14,416
5.5% 6/1/20	16,000	16,755
5.5% 6/1/21	12,070	12,556
5.5% 6/1/22	9,700	10,059
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,479
Series 2002 A, 5.25% 1/1/19	1,100	1,155
Series 2005 A, 5.125% 1/1/22	5,290	5,459
Series 2007 A, 5% 11/15/27	6,410	6,661
Series A:
5% 1/1/32	3,010	3,045
5% 1/1/32 (MBIA Insured)	1,455	1,476
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,215
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,215
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,725
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	325	335
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,121
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,205	3,855
5% 11/15/37	15,000	15,356
5.25% 11/15/38	12,500	13,136
5.5% 11/15/19 (MBIA Insured)	1,000	1,141
		1,475,178
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,041
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	4,175	4,132
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,617
134th Series, 5% 1/15/39	10,000	10,146
138th Series, 5% 12/1/13 (FGIC Insured) (c)	4,500	4,785
141st Series, 5% 9/1/18 (AMBAC Insured) (c)	6,045	6,273
85th Series, 5.375% 3/1/28	6,205	6,712
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,621
		48,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.3%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.):
Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	$ 4,150	$ 4,439
Series A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,375
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,120
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,435	2,412
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,061
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,589
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,079
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,090
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,315
		21,480
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,541,883)	1,546,098
NET OTHER ASSETS - 1.7%	26,554
NET ASSETS - 100%	$ 1,572,652
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	$ 554
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,546,098	$ -	$ 1,546,098	$ -
Other Financial Instruments*	$ 554	$ -	$ 554	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,541,715,000. Net unrealized appreciation aggregated $4,383,000, of which $18,406,000 related to appreciated investment securities and $14,023,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008